Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2016	2017	2018
	Ordinary shares	Ordinary shares	Ordinary shares	Ordinary shares
	RMB	RMB	RMB	US$
Basic earnings per share:
Numerator:
Net income attributable to Autohome Inc.	1,227,914	2,001,619	2,871,015	417,573
Denominator:
Weighted average ordinary shares outstanding	114,237,600	116,379,846	117,671,971	117,671,971

Basic earnings per share	10.75	17.20	24.40	3.55

Diluted earnings per share:
Numerator:
Net income attributable to Autohome Inc.	1,227,914	2,001,619	2,871,015	417,573
Denominator:
Weighted average ordinary shares outstanding	114,237,600	116,379,846	117,671,971	117,671,971
Dilutive effect of share-based awards	1,798,727	1,679,010	1,563,408	1,563,408

Weighted average number of shares outstanding-diluted	116,036,327	118,058,856	119,235,379	119,235,379

Diluted earnings per share	10.58	16.95	24.08	3.50